STOCKHOLDERS’ EQUITY/ (DEFICIT)	3 Months Ended
Jul. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY/ (DEFICIT)

NOTE 5 – STOCKHOLDERS’ EQUITY/ (DEFICIT)

The Company issued approximately 37,251,609 common shares during the three months ended July 31, 2021. The Company raised $1,231,000 thru its REG A issuing 27,183,352 shares.

The Company issued 8,343,000 common shares for services recording a market value for the shares at $560,310 and allocating the expense in the three months ended July 31, 2021.

On March 26, 2021, the Board of Directors of Green Stream Holdings, Inc. (the “Company”) authorized a stock dividend of one (1) share of the Company’s common stock, par value $0.001 par value (the “Common Stock”), for each one hundred (100) shares of Common Stock held on May 1, 2021 (the “Record Date”). The Company issued 1,725,575 shares of common stock in the three months ended July 31, 2021.

AUTHORIZED SHARES & TYPES

As of July 31, 2021, we had 197,210,767 shares of Common Stock and of:

●	1,000,000 authorized shares of Convertible Series A Preferred Shares. Convertible Series A Preferred Shares are convertible into the shares of Common Stock at a ratio of 1,000 shares of Convertible Series A Preferred Shares to 1 share of Common Stock. There are 53,000 shares issued and outstanding or 53 votes.

●	1,000,000 authorized shares of Convertible Series B Preferred Shares. Convertible Series B Preferred Shares are convertible into the shares of Common Stock at a ratio of 1,000,000 shares of Common Stock for each single Convertible Series B Preferred Share. Additionally, the Preferred B Shares are non-dilutive. There are 600,000 shares issued and outstanding or 600,000,000,000 votes.

●	10,000,000 authorized shares of Convertible Series C Preferred Shares. Convertible Series C Preferred Shares are convertible into Common Stock at a ratio of 1,000 shares of Convertible Series C Preferred Share for one share of Common Stock. There are 760,000 shares issued and outstanding or 760 votes.